Property And Equipment, Net	12 Months Ended
May 31, 2011
Property And Equipment, Net
Property And Equipment, Net
11.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of May 31,
	2010	2011
	US$	US$
Buildings	88,303	104,994
Transportation equipment	5,432	6,177
Furniture and education equipment	28,191	38,794
Computer equipment and software	10,138	15,210
Leasehold improvements	32,252	56,961

	164,316	222,136
Less: accumulated depreciation and amortization	(47,417)	(64,523)
Construction in-process	1,219	2,808

	118,118	160,421

For the years ended May 31, 2009, 2010 and 2011, depreciation and amortization expenses were US$10,362, US$12,190 and US$16,407, respectively.